Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of recognized compensation costs

	Years ended December 31,
(In thousands)	2023	2024	2025
Sales and marketing expenses	48	19	—
General and administrative expenses	8,113	1,768	2,727
Research and development expenses	1,515	666	1,113
Total	9,676	2,453	3,840

2020 Incentive Plan
Summary of restricted shares activities

		Weighted-average
	Number of	grant-date fair
	restricted shares	value (US$)
Unvested as of January 1, 2023	16,858,050
Granted	12,485,750	0.36
Vested	(11,195,165)
Forfeited	(491,670)
Unvested as of December 31, 2023	17,656,965
Expected to vest as of December 31, 2023	13,242,724
Unvested as of January 1, 2024	17,656,965
Granted	3,764,500	0.32
Vested	(4,684,535)
Forfeited	(1,226,170)
Unvested as of December 31, 2024	15,510,760
Expected to vest as of December 31, 2024	11,633,070
Unvested as of January 1, 2025	15,510,760	0.78
Granted	8,910,710
Vested	(9,100,500)
Forfeited	(1,765,000)
Unvested as of December 31, 2025	13,555,970
Expected to vest as of December 31, 2025	10,166,978